Fees Summary	Dec. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,743,000
Previously Paid Amount	0.00
Total Fee Amount	266.85
Total Offset Amount	0.00
Net Fee	266.85
Narrative - Max Aggregate Offering Price	$ 1,743,000
Final Prospectus	true